RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 490	$ 583	$ 583
Provision (benefit)	5	19	48
Charge-offs, net of recoveries	(13)	(15)	(100)
Foreign currency translation and other	(8)	9	(41)
Ending balance	474	596	490
Ending Balance: Individually Evaluated for Impairment	326	428	339
Ending Balance: Collectively Evaluated for Impairment	148	168	151
Ending Balance	19,062	19,488	19,167
Ending Balance: Individually Evaluated for Impairment	665	814	673
Ending Balance: Collectively Evaluated for Impairment	18,397	18,674	18,494
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	326	383	383
Provision (benefit)	8	20	53
Charge-offs, net of recoveries	(11)	(14)	(85)
Foreign currency translation and other	(6)	5	(25)
Ending balance	317	394	326
Ending Balance: Individually Evaluated for Impairment	199	258	204
Ending Balance: Collectively Evaluated for Impairment	118	136	122
Ending Balance	9,083	9,499	9,350
Ending Balance: Individually Evaluated for Impairment	350	379	359
Ending Balance: Collectively Evaluated for Impairment	8,733	9,120	8,991
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	164	200	200
Provision (benefit)	(3)	(1)	(5)
Charge-offs, net of recoveries	(2)	(1)	(15)
Foreign currency translation and other	(2)	4	(16)
Ending balance	157	202	164
Ending Balance: Individually Evaluated for Impairment	127	170	135
Ending Balance: Collectively Evaluated for Impairment	30	32	29
Ending Balance	9,908	9,883	9,749
Ending Balance: Individually Evaluated for Impairment	315	435	314
Ending Balance: Collectively Evaluated for Impairment	9,593	9,448	9,435
Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	0	0	0
Provision (benefit)	0	0	0
Charge-offs, net of recoveries	0	0	0
Foreign currency translation and other	0	0	0
Ending balance	0	0	0
Ending Balance: Individually Evaluated for Impairment	0	0	0
Ending Balance: Collectively Evaluated for Impairment	0	0	0
Ending Balance	71	106	68
Ending Balance: Individually Evaluated for Impairment	0	0	0
Ending Balance: Collectively Evaluated for Impairment	$ 71	$ 106	$ 68